American Growth Cannabis Fund
NPX - Proxy Voting Record
From July 1, 2022 to June 30, 2023

				Shareholder	Proposals / Identification			Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP	Meeting Date	Voted on		Proposed	Yes or No	Board of Directors	Against Management	Voted

7/8/2022	SUNDIAL GROWERS INC.	SNDL	86730L109	7/21/2022	1	To set the number of directors to be elected at the Meeting at five (5).	Issuer	Yes	For	For	7/15/2022
					2	Election of Directors :	Issuer	Yes	For All	For
Election of Director: J. Gregory Mills
Election of Director: Zach George
Election of Director: Greg Turnbull
Election of Director: Bryan D. Pinney
Election of Director: Lori Ell
					3	To appoint Marcum LLP as the auditor of the Corporation until the next annual meeting of shareholders and to authorize the board of directors (the "Board") of the Corporation to fix the remuneration thereof.	Issuer	Yes	For	For
					4	To consider a special resolution of the shareholders authorizing the Board to amend the articles of the Corporation to reflect a name change to "SNDL Inc.", as more specifically set out in the accompanying information circular of the Corporation dated June 21, 2022 ("Information Circular").	Issuer	Yes	For	For
					5	To consider and, if deemed advisable, to pass, with or without amendment, a special resolution of the shareholders approving the share consolidation and authorize the Board to effect the share consolidation, as more specifically set out in the accompanying Information Circular.	Issuer	Yes	For	For
					6	To consider and, if deemed advisable, to pass, with or without amendment, a special resolution of the Shareholders approving the plan of arrangement involving the Corporation, Alcanna Inc. and the shareholders, as more specifically set out in the accompanying Information Circular.	Issuer	Yes	For	For

7/25/2022	THE VALENS COMPANY INC.	VLNS	91914P603	8/2/2022	1	To set the number of Directors at seven (7).	Issuer	Yes	For All	For	7/25/2022
2	Election of Directors : Election of Director: Guy Beaudin
Election of Director: Andrew Cockwell
Election of Director: Karin McCaskill
Election of Director: Ashley McGrath
Election of Director: A. Tyler Robson
Election of Director: Drew Wolff
						Election of Director: Aïda Moudachirou-Rébois	Issuer	Yes	For	For
					3	Appointment of KPMG LLP, Chartered Professional Accountants as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Issuer	Yes	For	For

8/5/2022	CANOPY GROWTH CORPORATION	CGC	138035100	9/15/2022	1a	Election of Director: Judy A. Schmeling	Issuer	Yes	For	For	8/5/2022
					1b	Election of Director: David Klein	Issuer	Yes	For	For
					1c	Election of Director: Garth Hankinson	Issuer	Yes	For	For
					1d	Election of Director: Robert L. Hanson	Issuer	Yes	For	For
					1e	Election of Director: David Lazzarato	Issuer	Yes	For	For
					1f	Election of Director: James A. Sabia	Issuer	Yes	For	For
					1g	Election of Director: Theresa Yanofsky	Issuer	Yes	For	For
					2	The re-appointment of KPMG LLP, Chartered Professional Accountants, as the Company's auditor and independent registered public accounting firm for the fiscal year 2023 and authorizing the directors of the Company to fix their remuneration.	Issuer	Yes	For	For
					3	To consider and, if deemed advisable, approve the renewal of the Company's employee stock purchase plan, as described in more detail in the proxy statement.	Issuer	Yes	For	For
					4	To adopt, on an advisory (non-binding) basis, a resolution approving the compensation of the Company's named executive officers, as described in the proxy statement.	Issuer	Yes	For	For

8/12/2022	POWER REIT	PW	73933H101	8/30/2022	1	Vote Board of Directors:	Issuer	Yes	For All	For	8/19/2022
Election of Director: David H. Lesser
Election of Director: Virgil E. Wenger
Election of Director: Patrick R. Haynes, III
Election of Director: William S. Susman
Election of Director: Dionisio D'Aguilar
					2	Ratification of appointment of MaloneBailey LLP as the Trust's independent registered public accounting firm.	Issuer	Yes	For	For

8/22/2022	NEPTUNE WELLNESS SOLUTIONS INC.	NEPT	64079L204	9/27/2022	1	Election of Directors :	Issuer	Yes	For All	For
Election of Director: Ms. Julie Phillips
Election of Director: Mr. Michael Cammarata
Election of Director: Dr. Ronald Denis
Election of Director: Mr. Joseph Buaron
Election of Director: Mr. Michael de Geus
Election of Director: Mr. Philip Sanford
					2	The appointment of KPMG LLP as auditor of the Corporation for the ensuing year and authorizing the Directors to fix its remuneration.	Issuer	Yes	For	For
					3	To consider and, if deemed advisable, to pass, with or without variation, an ordinary resolution approving an advisory (non-binding) resolution approving the compensation of our named executive officers, as more particularly described in the accompanying management information circular and proxy statement (the "Proxy Statement").	Issuer	Yes	For	For
					4	To consider and, if deemed advisable, to pass, with or without variation, an ordinary resolution approving an advisory (non-binding) resolution approving the compensation of our named executive officers, as more particularly described in the accompanying management information circular and proxy statement (the "Proxy Statement").	Issuer	Yes	1 Year	For
					5	To consider and, if deemed advisable, to pass, with or without variation, an ordinary resolution approving, ratifying and confirming the adoption of the amended and restated general by-law of the Corporation, as previously approved by the Board, as more particularly described in the Proxy Statement.	Issuer	Yes	For	For

10/13/2022	AURORA CANNABIS INC.	ACB	05156X884	11/14/2022	1	To set the number of Directors at Nine (9).	Issuer	Yes	For	For	10/14/2022
					2	Election of Directors :	Issuer	Yes	For All	For
Election of Director: Ron Funk
Election of Director: Miguel Martin
Election of Director: Michael Singer
Election of Director: Norma Beauchamp
Election of Director: Shan Atkins
Election of Director: Theresa Firestone
Election of Director: Adam Szweras
Election of Director: Lance Friedmann
Election of Director: Chitwant Kohli
					3	Appointment of KPMG LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Issuer	Yes	For	For
					4	To consider, and if thought advisable, pass an ordinary resolution to approve an amendment to our 10% "Rolling" Stock Option Plan, as more particularly described in the accompanying Management Information Circular.	Issuer	Yes	For	For
					5	To consider, and if thought advisable, pass an ordinary resolution to approve an amendment to our Restricted Share Unit Plan, as more particularly described in the accompanying Management Information Circular.	Issuer	Yes	For	For
					6	To consider, and if thought advisable, pass an ordinary resolution to approve an amendment to our Performance Share Unit Plan, as more particularly described in the accompanying Management Information Circular.	Issuer	Yes	For	For
					7	To consider, and if thought advisable, pass an ordinary resolution to approve an amendment to our Deferred Share Unit Plan, as more particularly described in the accompanying Management Information Circular.	Issuer	Yes	For	For
					8	To consider and, if deemed appropriate, to pass with or without variation, a non-binding advisory resolution on the Company's approach to executive compensation, as more particularly described in the accompanying Management Information Circular.	Issuer	Yes	For	For

10/11/2022	TILRAY BRANDS, INC.	TLRY	88688T100	11/22/2022	1	Election of Director for a three-year term expiring 2025: John M. Herhalt	Issuer	Yes	For	For	10/14/2022
					2	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending May 31, 2023.	Issuer	Yes	For	For
					3	To approve the amendments to the Company's Certificate of Incorporation, as amended to cancel the Class 1 common stock and re-allocate such authorized shares to Class 2 common stock.	Issuer	Yes	For	For

11/1/2022	THE VALENS COMPANY INC.	VLNS	91914P603	11/29/2022	1	To consider and, if deemed advisable, to pass, with or without variation, a special resolution, the full text of which is attached as Appendix A to the management information circular (the "Circular") of The Valens Company Inc. ("Valens"), to approve a plan of arrangement under Section 192 of the Canada Business Corporations Act, involving, Valens and SNDL Inc., all as more particularly set forth in the Circular.	Issuer	Yes	For	For	11/7/2022

11/21/2022	LIFEIST WELLNESS INC.	NXTTF	53228D106	12/19/2022	1	Election of Directors :	Issuer	Yes	For All	For	11/25/2022
Election of Director: Meni Morim
Election of Director: Branden Spikes
Election of Director: Laurens Feenstra
Election of Director: Barbara Boyd
					2	Appointment of Baker Tilly WM LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Issuer	Yes	For	For
					3	To approve an ordinary resolution approving the ratification and use of the Company's Amended and Restated Stock Option Plan.	Issuer	Yes	For	For